Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,955,000
Previously Paid Amount	0
Total Fee Amount	45,923.11
Total Offset Amount	0
Net Fee	$ 45,923.11
Final Prospectus	true